CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)		Paid in capital	Preferred shares Series Angel equity interest with preferential rights	Preferred shares Angle preferred shares	Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Treasury stock purchases Angle preferred shares	Treasury stock purchases	Additional paid in capital Class A ordinary shares	Additional paid in capital	Statutory Reserves	Accumulated other comprehensive income (loss)	Accumulated deficit	Non controlling interests	Redeemable non-controlling interest of sponsored fund	Class A ordinary shares	Class B ordinary shares	Total
Beginning balance at Dec. 31, 2017		$ 357,338	$ 496,584							$ 7,291,855		$ 206,734	$ (23,183,574)	$ (464,878)				$ (15,295,941)
Changes in equity
Reorganization effect (note )		$ (357,338)	$ (496,584)	$ 4,197	$ 332	$ 4,106				845,287
Reorganization effect (note ) (in shares)					33,170,968	410,643,948	419,736,104
Issuance of ordinary shares					$ 25	$ 1,079			$ 178,429							$ 178,454	$ 1,079
Issuance of ordinary shares (In shares)					2,480,000	107,863,347
Class B ordinary shares converted into Class A ordinary shares					$ 1,809	$ (1,809)
Class B ordinary shares converted into Class A ordinary shares (in shares)					180,895,573	(180,895,573)
Share based compensation										34,204,761								34,204,761
Foreign currency translation adjustment												(1,014,579)		78,967				(935,612)
Unrealized gain on available-for-sale securities												262,857						262,857
Investment in sponsored fund from noncontrolling shareholders															$ 2,204,940
Net income (loss)													(43,207,732)	(1,085,823)				(44,293,555)
Ending balance at Dec. 31, 2018				4,197	$ 2,166	$ 3,376				42,520,332		(544,988)	(66,391,306)	(1,471,734)	2,204,940			(25,877,957)
Ending balance (in shares) at Dec. 31, 2018					216,546,541	337,611,722	419,736,104
Changes in equity
Issuance of Class A ordinary shares upon initial public offering, net of offering costs of US$3,462,099	[1]				$ 2,373					114,763,528								114,765,901
Issuance of Class A ordinary shares upon initial public offering, net of offering costs of US$3,462,099 (in shares)	[1]				237,375,000
Conversion of convertible preferred shares to Class A ordinary shares upon initial public offering				$ (4,197)	$ 12,295					122,692,824								122,700,922
Conversion of convertible preferred shares to Class A ordinary shares upon initial public offering (in shares)					1,229,518,986		(419,736,104)
Issuance of Class A ordinary shares in relation to the acquisition of Marsco Investment Corporation					$ 85					2,999,915								3,000,000
Issuance of Class A ordinary shares in relation to the acquisition of Marsco Investment Corporation (in shares)					8,508,390
Issuance of Class A ordinary shares upon settlement of share-based awards					$ 853					200,157								201,010
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)					85,269,532
Share based compensation										4,062,600								4,062,600
Provision of statutory reserve											$ 724,008		(724,008)
Foreign currency translation adjustment												(321,433)						(321,433)
Investment in sponsored fund from noncontrolling shareholders															239,609
Acquisition of additional equity interest from non-controlling shareholders										(1,471,734)				$ 1,471,734
Net income (loss)													(6,589,431)		639,573			(6,589,431)
Ending balance at Dec. 31, 2019					$ 17,772	$ 3,376				285,767,622	724,008	(866,421)	(73,704,745)		3,084,122			211,941,612
Ending balance (in shares) at Dec. 31, 2019					1,777,218,449	337,611,722
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards					$ 172					5,145								5,317
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)					17,138,985
Share based compensation										6,054,612								6,054,612
Treasury stock purchases								$ (2,172,819)								$ (2,200,000)		(2,172,819)
Treasury stock purchases (in shares)								10,429,305								10,429,305
Provision of statutory reserve											1,939,543		(1,939,543)
Foreign currency translation adjustment												3,752,464						3,752,464
Unrealized gain on available-for-sale securities												41,149						41,149
Investment in sponsored fund from noncontrolling shareholders															4,251,549
Disposal of sponsored fund from non-controlling shareholders															(10,450,123)
Net income (loss)													16,064,793		$ 3,114,452			16,064,793
Ending balance at Dec. 31, 2020					$ 17,944	$ 3,376		$ (2,172,819)		$ 291,827,379	$ 2,663,551	$ 2,927,192	$ (59,579,495)					$ 235,687,128
Ending balance (in shares) at Dec. 31, 2020					1,794,357,434	337,611,722

[1]	Represents the reorganization transactions to re-domicile the Company’s business from the People’s Republic of China (the “PRC”) to the Cayman Islands as described in Note 1.